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General American Life Insurance Company
Law Division
700 Market Street
St. Louis, Missouri 63101
Phone  (314) 444-0499
Fax:   (314) 444-0510

                                August 28, 1997

                                   VIA EDGAR
                                   ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20540

                                         Re:   General American Capital Company
                                               File Nos. 33-10145 & 811-04900

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, enclosed please find electronically transmitted copies of supplements to General American Capital Company's prospectuses and statement of additional information. The supplements reflect Capital Company's switch to same-day pricing of fund securities. The switch to same-day pricing will occur on, and the supplements are dated as of, September 2, 1997. Capital Company has three versions of its prospectus (an eight-fund version, a five-fund version, and a single-fund version) and, accordingly, this filing contains three separate versions of the prospectus supplement. Also enclosed is a single supplement to Capital Company's statement of additional information.

If you have any questions regarding this filing, please call me at the above-listed telephone number.

                                               Sincerely

                                               /s/ Christopher A. Martin

                                               Christopher A. Martin

Enclosures

cc:     Stephen E. Roth, Sutherland Asbill & Brennan
        Kenneth E. Puzder, KPMG Peat Marwick


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                             PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 2, 1997


THIS PROSPECTUS SUPPLEMENT SUPPLEMENTS GENERAL AMERICAN CAPITAL COMPANY'S PROSPECTUS, DATED MAY 1, 1997, AS SET FORTH BELOW.


            The first sentence of the fourth paragraph under the heading "OFFERING AND REDEMPTION OF SHARES" on page 21 of the Prospectus is hereby removed and replaced by the following sentence:

               "An equity security listed on a stock exchange is valued at the security's closing price."


Please keep this Prospectus Supplement with your Prospectus for future reference.




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                             PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 2, 1997


THIS PROSPECTUS SUPPLEMENT SUPPLEMENTS GENERAL AMERICAN CAPITAL COMPANY'S PROSPECTUS, DATED MAY 1, 1997, AS SET FORTH BELOW.


            The first sentence of the fourth paragraph under the heading "OFFERING AND REDEMPTION OF SHARES" on page 16 of the Prospectus is hereby removed and replaced by the following sentence:

               "An equity security listed on a stock exchange is valued at the security's closing price."


Please keep this Prospectus Supplement with your Prospectus for future reference.





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                             PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 2, 1997


THIS PROSPECTUS SUPPLEMENT SUPPLEMENTS GENERAL AMERICAN CAPITAL COMPANY'S PROSPECTUS, DATED MAY 1, 1997, AS SET FORTH BELOW.


            The first sentence of the fourth paragraph under the heading "OFFERING AND REDEMPTION OF SHARES" on page 10 of the Prospectus is hereby removed and replaced by the following sentence:

               "An equity security listed on a stock exchange is valued at the security's closing price."


Please keep this Prospectus Supplement with your Prospectus for future reference.



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                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                            DATED SEPTEMBER 2, 1997


This Statement of Additional Information Supplement supplements General American Capital Company's Statement of Additional Information, dated May 1, 1997, as set forth below.


            The first sentence of the second paragraph under the heading "DETERMINATION OF NET ASSET VALUE" on page B-16 of the Statement of Additional Information is hereby removed and replaced by the following sentence:

               "Fund securities which are traded on national stock exchanges are valued at the securities' closing prices."


Please keep this Statement of Additional Information Supplement with your Statement of Additional Information for future reference.